Consolidated Statements of Changes in Shareholders' Equity (Deficit) - CAD ($)	Share capital [Member]	Contingent Shares [Member]	Warrants [Member]	Contributed surplus [Member]	Translation reserve [Member]	Deficit [Member]	Total
Beginning Balance at Sep. 30, 2021	$ 17,215,068		$ 1,848,389	$ 2,458,211	$ 8,991	$ 15,388,949	$ 6,123,728
Share offering costs	(33,880)						(33,880)
Shares issued for debt	19,000						19,000
Shares and warrants issued on assets acquisition	377,503	$ 83,319	132,000				592,822
Shares and warrants issued for cash	272,000		72,000				344,000
Warrants expired			(31,420)	31,420
Share-based compensation				1,960,072			1,960,072
Contingent shares converted to common shares	83,319	$ (83,319)
Warrants exercised	277,098		(61,173)				215,925
Shares for vested RSUs and PSUs	874,840			(874,840)
Vested RSUs and PSUs repurchased for withholding taxes				(23,533)			(23,533)
Shares issued for unsecured loans	411,692						411,692
Other comprehensive income					(92,427)		(92,427)
Net loss						(10,520,290)	(10,520,290)
Ending Balance at Sep. 30, 2022	19,496,640		1,959,796	3,551,330	(101,418)	(25,909,239)	(1,002,891)
Shares issued for public offering	16,725,436						16,725,436
Share offering costs	(3,671,791)		393,911	125,086			(3,152,794)
Shares issued for debt	233,485						233,485
Options exercised	5,836			(1,789)			4,047
Warrants expired			(1,251,050)	1,251,050
Share-based compensation				373,554			373,554
Warrants exercised	60,000		(60,000)
Shares for vested RSUs and PSUs	529,504			(529,504)
Vested RSUs and PSUs repurchased for withholding taxes				(612)			(612)
Other comprehensive income					61,755		61,755
Net loss						(9,306,360)	(9,306,360)
Ending Balance at Sep. 30, 2023	33,379,110		1,042,657	4,769,115	(39,663)	(35,215,599)	3,935,620
Shares issued for public offering	3,608,154		133,907				3,742,061
Share offering costs	(935,778)						(935,778)
Warrants expired			(91,877)	91,877
Share-based compensation				291,761			291,761
Warrants exercised	1,771,239						1,771,239
Other comprehensive income					1,143		1,143
Net loss						(7,437,759)	(7,437,759)
Ending Balance at Sep. 30, 2024	$ 37,822,725		$ 1,084,687	$ 5,152,753	$ (38,520)	$ (42,653,358)	$ 1,368,287